CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Trade receivables, allowance for credit losses	$ 3,895	$ 4,096
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized (in shares)	700,000,000	176,535,661
Ordinary shares, shares issued (in shares)	234,031,749	41,357,049
Ordinary shares, shares outstanding (in shares)	234,031,749	41,357,049
Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED SHARES
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	0	123,389,750
Preferred stock, shares issued (in shares)	0	121,472,152
Preferred stock, shares outstanding (in shares)	0	121,472,152